Intangible Assets (Details) - Schedule of Change in the Intangible Assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Change in the Intangible Assets [Line Items]
Balance beginning	$ 528,282	$ 491,996
Additions		55,948
Amortization	(19,053)	(19,764)
Currency Translation Adjustment	4,492	102
Balance ending	513,721	528,282
VANE Agreement [Member]
Schedule of Change in the Intangible Assets [Line Items]
Balance beginning	188,640	207,504
Additions
Amortization	(19,053)	(19,764)
Currency Translation Adjustment	5,395	900
Balance ending	174,982	188,640
Getty Database [Member]
Schedule of Change in the Intangible Assets [Line Items]
Balance beginning	55,150
Additions		55,948
Amortization
Currency Translation Adjustment	(895)	(798)
Balance ending	54,255	55,150
Signal Equities Database [Member]
Schedule of Change in the Intangible Assets [Line Items]
Balance beginning	67,251	67,251
Additions
Amortization
Currency Translation Adjustment	893
Balance ending	68,144	67,251
Grants Mineral Belt Database [Member]
Schedule of Change in the Intangible Assets [Line Items]
Balance beginning	217,241	217,241
Additions
Amortization
Currency Translation Adjustment	(901)
Balance ending	$ 216,340	$ 217,241